Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Provisions for Contingencies

The provisions for contingencies recorded are as follows:

	12.31.21	12.31.20
Other Contingencies	4,305,489	5,597,804
For Commercial Lawsuits/Legal matters	2,734,238	4,163,612
For Labor Lawsuits	379,442	405,564
For Claims and Credit Cards	200	1,656
For Guarantees Granted	1,142	1,724
For Other Contingencies	927,621	691,933
For Termination Benefits	262,846	333,315
Difference for Dollarization of Judicial Deposits—Communication “A” 4686	76,110	94,191
Administrative, Disciplinary and Criminal Penalties	—	8,009

Total	4,381,599	5,700,004